Revenue - Contract Balances with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract assets	$ 256	$ 200
Contract with Customer, Asset, Reclassified to Receivable	56
Increase (Decrease) in Accounts Receivable	(34)	312	$ 231
Contract liabilities	0	0
Contract with Customer, Liability, Revenue Recognized	0
Long-term Contract with Customer [Member]
Accounts receivable from contracts with customers	809	$ 834
Increase (Decrease) in Accounts Receivable	$ (25)